Contract Assets - Schedule of Contract Assets (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Contract Assets [Abstract]
- Revenue recognized to date	$ 1,809,619	$ 2,326,886	$ 1,298,248	$ 1,370,367